UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harber Asset Management, LLC

Address:  666 Fifth Avenue
          37th Floor
          New York, NY 10103


13F File Number: 28-12251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Harold W. Berry III
Title:  Managing Member
Phone:  (212) 808-7430


Signature, Place and Date of Signing:


/s/ Harold W. Berry III             New York, NY              May 15, 2007
------------------------            ------------             -------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $62,544
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1          28-06273                           Graham Partners, L.P.

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

                                                             FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP        (x1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE

02MICRO INTERNATIONAL LTD     SPONS ADR       67107W100        395     50,000   SH       Shared - Defined  1            395
ACCO BRANDS CORP              COM             00081T108        602     25,000   SH       Shared - Defined  1            602
AGILE SOFTWARE CORP DEL       COM             00846X105        695    100,000   SH       Shared - Defined  1            695
ALCATEL-LUCENT                SPONSORED ADR   013904305      1,005     85,000   SH       Shared - Defined  1          1,005
AVNET INC                     COM             053807103        813     22,500   SH       Shared - Defined  1            813
AVNET INC                     COM             053807103        773     20,000   PRN CALL Shared - Defined  1            773
BLOCKBUSTER INC               CL A            093679108        419     65,000   SH       Shared - Defined  1            419
BLACK & DECKER CORP           COM             091797100        510      6,250   SH       Shared - Defined  1            510
BEA SYS INC                   COM             073325102        464     40,000   SH       Shared - Defined  1            464
BEACON ROOFING SUPPLY INC     COM             073685109        324     20,000   SH       Shared - Defined  1            324
BOOKHAM INC                   COM             09856E105        318    140,000   SH       Shared - Defined  1            318
CITIGROUP INC                 COM             172967101        513     10,000   SH       Shared - Defined  1            513
CARRIER ACCESS CORP           COM             144460102      3,513    687,500   SH       Shared - Defined  1          3,513
CIRRUS LOGIC INC              COM             172755100      3,410    445,200   SH       Shared - Defined  1          3,410
COACTIVE MARKETING GROUP INC  COM             189875107        470    235,997   SH       Shared - Defined  1            470
E M C CORP MASS               COM             268648102      1,108     80,000   SH       Shared - Defined  1          1,108
ENDURANCE SPECIALTY HLDGS LT  SHS             G30397106        715     20,000   SH       Shared - Defined  1            715
ENTRUST INC                   COM             293848107        605    150,000   SH       Shared - Defined  1            605
EXAR CORP                     COM             300645108      1,920    145,000   SH       Shared - Defined  1          1,920
GENERAL ELECTRIC CO           COM             369604103        972     27,500   SH       Shared - Defined  1            972
CORNING INC                   COM             219350105      1,535     67,500   SH       Shared - Defined  1          1,535
GSI GROUP INC CDA             COM             36229U102        396     40,000   SH       Shared - Defined  1            396
HARRIS STRATEX NTWRKS INC     CL A            41457P106      4,529    236,000   SH       Shared - Defined  1          4,529
HEARUSA INC                   COM NEW         422360305        595    321,400   SH       Shared - Defined  1            595
IMERGENT INC                  COM             45247Q100        389     20,000   SH       Shared - Defined  1            389
IKANOS COMMUNICATIONS         COM             45173E105        777    100,000   SH       Shared - Defined  1            777
I-MANY INC                    COM             44973Q103        383    192,460   SH       Shared - Defined  1            383
INTEL CORP                    COM             458140100      1,484     77,600   SH       Shared - Defined  1          1,484
IONA TECHNOLOGIES PLC         SPONSORED ADR   46206P109        345     55,000   SH       Shared - Defined  1            345
LIBERTY GLOBAL INC            COM SER A       530555101        741     22,500   SH       Shared - Defined  1            741
LIONBRIDGE TECHNOLOGIES INC   COM             536252109      2,148    422,011   SH       Shared - Defined  1          2,148
LOOKSMART LTD                 COM NEW         543442503        644    168,241   SH       Shared - Defined  1            644
MAPINFO CORP                  COM             565105103      6,570    326,355   SH       Shared - Defined  1          6,570
MERIX CORP                    COM             590049102        411     50,000   SH       Shared - Defined  1            411
MSC SOFTWARE CORP             COM             553531104        413     30,000   SH       Shared - Defined  1            413
NETSCOUT SYS INC              COM             64115T104      3,339    368,900   SH       Shared - Defined  1          3,339
PEGASYSTEMS INC               COM             705573103        232     25,100   SH       Shared - Defined  1            232
PROXYMED INC                  COM NEW         744290305        145     50,000   SH       Shared - Defined  1            145
PROCENTURY CORP               COM             74268T108      1,257     54,200   SH       Shared - Defined  1          1,257
PERFORMANCE TECHNOLOGIES INC  COM             71376K102        454     90,650   SH       Shared - Defined  1            454
QLOGIC CORP                   COM             747277101        340     20,000   SH       Shared - Defined  1            340
RENT A CTR INC NEW            COM             76009N100      2,015     72,000   SH       Shared - Defined  1          2,015
REGIS CORP MINN               COM             758932107        424     10,500   SH       Shared - Defined  1            424
RED HAT INC                   COM             756577102        172      7,500   SH       Shared - Defined  1            172
RAINMAKER SYSTEMS             COM NEW         750875304        322     38,300   SH       Shared - Defined  1            322
SIRENZA MICRODEVICES INC      COM             82966T106        517     60,000   SH       Shared - Defined  1            517
S1 CORPORATION                COM             78463B101        718    119,596   SH       Shared - Defined  1            718
STAR BUFFET INC               COM             855086104        542     64,853   SH       Shared - Defined  1            542
SUMTOTAL SYS INC              COM             866615107      3,943    494,152   SH       Shared - Defined  1          3,943
SYNPLICITY INC                COM             87160Y108        839    120,000   SH       Shared - Defined  1            839
TELLABS INC                   COM             879664100        470     47,500   SH       Shared - Defined  1            470
TALEO CORP                    CL A            87424N104        339     20,436   SH       Shared - Defined  1            339
TERABEAM INC                  COM             88077B108        115     60,000   SH       Shared - Defined  1            115
TELECOMMUNICATIONS SYS INC    CL A            87929J103        352     94,550   SH       Shared - Defined  1            352
MICROTUNE INC DEL             COM             59514P109        247     60,000   SH       Shared - Defined  1            247
ULTRATECH INC                 COM             904034105      1,293     95,000   SH       Shared - Defined  1          1,293
VEECO INSTRS INC DEL          COM             922417100      1,463     75,000   SH       Shared - Defined  1          1,463
VIGNETTE CORP                 COM NEW         926734401        464     25,000   SH       Shared - Defined  1            464
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209      1,175     43,750   SH       Shared - Defined  1          1,175
XILINX INC                    COM             983919101        463     18,000   SH       Shared - Defined  1            463

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